Pay vs Performance Disclosure - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	¥ 753,621	¥ 323,605	¥ 354,025